Supplement to the currently effective Statement of Additional Information for each of the funds listed below.

On or about May 19, 2003 the Trust names and CUSIP numbers are changing as described in this supplement. The new trust names appear in bold and the old trust names are shown in italics.

------------------------------------------------------------------------------- --------------- ---------------
Trust and Fund Names                                                                Class           CUSIP
------------------------------------------------------------------------------- --------------- ---------------

------------------------------------------------------------------------------- --------------- ---------------
Scudder Advisor Funds (BT Investment Funds)
------------------------------------------------------------------------------- --------------- ---------------
Cash Management Fund                                                            Investment        81111R 106
------------------------------------------------------------------------------- --------------- ---------------
Tax Free Money Fund                                                             Investment        81111R 205
------------------------------------------------------------------------------- --------------- ---------------
New York Tax-Free Money Fund                                                    Investment        81111R 304
------------------------------------------------------------------------------- --------------- ---------------
Treasury Money Fund                                                             Investment        81111R 403
------------------------------------------------------------------------------- --------------- ---------------
International Equity Fund                                                       A                 81111R 502
------------------------------------------------------------------------------- --------------- ---------------
International Equity Fund                                                       B                 81111R 601
------------------------------------------------------------------------------- --------------- ---------------
International Equity Fund                                                       C                 81111R 700
------------------------------------------------------------------------------- --------------- ---------------
International Equity Fund                                                       Investment        81111R 809
------------------------------------------------------------------------------- --------------- ---------------
Mid Cap Fund                                                                    A                 81111R 882
------------------------------------------------------------------------------- --------------- ---------------
Mid Cap Fund                                                                    B                 81111R 874
------------------------------------------------------------------------------- --------------- ---------------
Mid Cap Fund                                                                    C                 81111R 866
------------------------------------------------------------------------------- --------------- ---------------
Mid Cap Fund                                                                    Institutional     81111R 858
------------------------------------------------------------------------------- --------------- ---------------
Mid Cap Fund                                                                    Investment        81111R 841
------------------------------------------------------------------------------- --------------- ---------------
Lifecycle Long Range Fund                                                       Investment        81111R 833
------------------------------------------------------------------------------- --------------- ---------------
Lifecycle Mid Range Fund                                                        Investment        81111R 825
------------------------------------------------------------------------------- --------------- ---------------
Lifecycle Short Range Fund                                                      Investment        81111R 817
------------------------------------------------------------------------------- --------------- ---------------
Small Cap Fund                                                                  A                 81111R 791
------------------------------------------------------------------------------- --------------- ---------------
Small Cap Fund                                                                  B                 81111R 783
------------------------------------------------------------------------------- --------------- ---------------
Small Cap Fund                                                                  C                 81111R 775
------------------------------------------------------------------------------- --------------- ---------------
Small Cap Fund                                                                  Investment        81111R 767
------------------------------------------------------------------------------- --------------- ---------------
Preservation Plus Income Fund                                                   Investment        81111R 759
------------------------------------------------------------------------------- --------------- ---------------
Preservation Plus Income Fund                                                   A                 81111R 742
------------------------------------------------------------------------------- --------------- ---------------
Preservation Plus Income Fund                                                   C                 81111R 734
------------------------------------------------------------------------------- --------------- ---------------

------------------------------------------------------------------------------- --------------- ---------------
Scudder Advisor Funds II (BT Advisor Funds)
------------------------------------------------------------------------------- --------------- ---------------
EAFE(R)Equity Index Fund                                                         Premier           81111W 105
------------------------------------------------------------------------------- --------------- ---------------
U.S. Bond Index Fund Premier 81111W 204
------------------------------------------------------------------------------- --------------- ---------------

------------------------------------------------------------------------------- --------------- ---------------
Scudder Advisor Funds III (BT Pyramid Mutual Funds)
------------------------------------------------------------------------------- --------------- ---------------
Money Market Fund                                                               Investment      81111Y 101
------------------------------------------------------------------------------- --------------- ---------------
Asset Management Fund                                                           Premier         81111Y 309
------------------------------------------------------------------------------- --------------- ---------------
PreservationPlus Fund                                                           Institutional   81111Y 408
------------------------------------------------------------------------------- --------------- ---------------
PreservationPlus Fund                                                           Investment      81111Y 507
------------------------------------------------------------------------------- --------------- ---------------

------------------------------------------------------------------------------- --------------- ---------------
Scudder Institutional Funds (BT Institutional Funds)
------------------------------------------------------------------------------- --------------- ---------------
Cash Management Fund                                                            Institutional   811162 106
------------------------------------------------------------------------------- --------------- ---------------
Cash Reserves Fund                                                              Institutional   811162 205
------------------------------------------------------------------------------- --------------- ---------------
Treasury Money Fund                                                             Institutional   811162 304
------------------------------------------------------------------------------- --------------- ---------------
                                                                                Institutional
International Equity Fund                                                       Class I         811162 403
------------------------------------------------------------------------------- --------------- ---------------
                                                                                Institutional
International Equity Fund                                                       Class II        811162 502
------------------------------------------------------------------------------- --------------- ---------------
Equity 500 Index Fund                                                           Premier         811162 601
------------------------------------------------------------------------------- --------------- ---------------
Equity 500 Index Fund                                                           Investment      811162 874
------------------------------------------------------------------------------- --------------- ---------------
Liquid Assets Fund                                                              Institutional   811162 700
------------------------------------------------------------------------------- --------------- ---------------
Daily Assets Fund                                                               Institutional   811162 809
------------------------------------------------------------------------------- --------------- ---------------
Treasury and Agency Fund                                                        Institutional   811162 882
------------------------------------------------------------------------------- --------------- ---------------


------------------------------------------------------------------------------- --------------- ---------------
Trust and Fund Names                                                                Class           CUSIP
------------------------------------------------------------------------------- --------------- ---------------

------------------------------------------------------------------------------- --------------- ---------------
Scudder MG Investments Trust (Morgan Grenfell Investment Trust)
------------------------------------------------------------------------------- --------------- ---------------
International Select Equity Fund                                                Institutional   81116P 105
------------------------------------------------------------------------------- --------------- ---------------
International Select Equity Fund                                                Investment      81116P 204
------------------------------------------------------------------------------- --------------- ---------------
International Select Equity Fund                                                Premier         81116P 303
------------------------------------------------------------------------------- --------------- ---------------
International Select Equity Fund                                                A               81116P 402
------------------------------------------------------------------------------- --------------- ---------------
International Select Equity Fund                                                B               81116P 501
------------------------------------------------------------------------------- --------------- ---------------
International Select Equity Fund                                                C               81116P 600
------------------------------------------------------------------------------- --------------- ---------------
European Equity Fund                                                            Institutional   81116P 709
------------------------------------------------------------------------------- --------------- ---------------
European Equity Fund                                                            Investment      81116P 808
------------------------------------------------------------------------------- --------------- ---------------
European Equity Fund                                                            A               81116P 881
------------------------------------------------------------------------------- --------------- ---------------
European Equity Fund                                                            B               81116P 873
------------------------------------------------------------------------------- --------------- ---------------
European Equity Fund                                                            C               81116P 865
------------------------------------------------------------------------------- --------------- ---------------
Emerging Markets Debt Fund                                                      Institutional   81116P 857
------------------------------------------------------------------------------- --------------- ---------------
Fixed Income Fund                                                               Institutional   81116P 840
------------------------------------------------------------------------------- --------------- ---------------
Fixed Income Fund                                                               Investment      81116P 832
------------------------------------------------------------------------------- --------------- ---------------
Fixed Income Fund                                                               A               81116P 824
------------------------------------------------------------------------------- --------------- ---------------
Fixed Income Fund                                                               B               81116P 816
------------------------------------------------------------------------------- -------------------------------
Fixed Income Fund                                                               C               81116P 790
------------------------------------------------------------------------------- --------------- ---------------
Municipal Bond Fund                                                             Institutional   81116P 782
------------------------------------------------------------------------------- --------------- ---------------
Municipal Bond Fund                                                             Investment      81116P 774
------------------------------------------------------------------------------- --------------- ---------------
Short Duration Fund                                                             Institutional   81116P 766
------------------------------------------------------------------------------- --------------- ---------------
Short Duration Fund                                                             A               81116P 758
------------------------------------------------------------------------------- --------------- ---------------
Short Duration Fund                                                             B               81116P 741
------------------------------------------------------------------------------- --------------- ---------------
Short Duration Fund                                                             C               81116P 733
------------------------------------------------------------------------------- --------------- ---------------
Short Term Municipal Bond Fund                                                  A               81116P 725
------------------------------------------------------------------------------- --------------- ---------------
Short Term Municipal Bond Fund                                                  B               81116P 717
------------------------------------------------------------------------------- --------------- ---------------
Short Term Municipal Bond Fund                                                  C               81116P 691
------------------------------------------------------------------------------- --------------- ---------------
Short Term Municipal Bond Fund                                                  Institutional   81116P 683
------------------------------------------------------------------------------- --------------- ---------------
Short Term Municipal Bond Fund                                                  Investment      81116P 675
------------------------------------------------------------------------------- --------------- ---------------
High Income Plus Fund                                                           Institutional   81116P 667
------------------------------------------------------------------------------- --------------- ---------------
High Income Plus Fund                                                           Investment      81116P 659
------------------------------------------------------------------------------- --------------- ---------------
High Income Plus Fund                                                           Premier         81116P 642
------------------------------------------------------------------------------- --------------- ---------------
Micro Cap Fund                                                                  A               81116P 634
------------------------------------------------------------------------------- --------------- ---------------
Micro Cap Fund                                                                  B               81116P 626
------------------------------------------------------------------------------- --------------- ---------------
Micro Cap Fund                                                                  C               81116P 618
------------------------------------------------------------------------------- --------------- ---------------
Micro Cap Fund                                                                  Institutional   81116P 592
------------------------------------------------------------------------------- --------------- ---------------
Micro Cap Fund                                                                  Investment      81116P 584
------------------------------------------------------------------------------- --------------- ---------------

------------------------------------------------------------------------------- --------------- ---------------
Scudder Investments VIT Funds (Deutsche Asset Management VIT Funds)
------------------------------------------------------------------------------- --------------- ---------------
Equity 500 Index Fund                                                           A               81116M 102
------------------------------------------------------------------------------- --------------- ---------------
Equity 500 Index Fund                                                           B               81116M 201
------------------------------------------------------------------------------- --------------- ---------------
EAFE Equity Index Fund                                                          A               81116M 300
------------------------------------------------------------------------------- --------------- ---------------
EAFE Equity Index Fund                                                          B               81116M 409
------------------------------------------------------------------------------- --------------- ---------------
Small Cap Index Fund                                                            A               81116M 508
------------------------------------------------------------------------------- --------------- ---------------
Small Cap Index Fund                                                            B               81116M 607
------------------------------------------------------------------------------- --------------- ---------------
Real Estate Securities Portfolio                                                A               81116M 706
------------------------------------------------------------------------------- --------------- ---------------
Real Estate Securities Portfolio                                                B               81116M 805
------------------------------------------------------------------------------- --------------- ---------------

                                       2

------------------------------------------------------------------------------- --------------- ---------------
Trust and Fund Names                                                                Class           CUSIP
------------------------------------------------------------------------------- --------------- ---------------

------------------------------------------------------------------------------- --------------- ---------------
Scudder Flag Investors Communications Fund, Inc. (Flag Investors
Communications Fund, Inc.)
------------------------------------------------------------------------------- --------------- ---------------
Communications Fund                                                             A               81114L 106
------------------------------------------------------------------------------- --------------- ---------------
Communications Fund                                                             B               81114L 205
------------------------------------------------------------------------------- --------------- ---------------
Communications Fund                                                             C               81114L 304
------------------------------------------------------------------------------- --------------- ---------------
Communications Fund                                                             Institutional   81114L 403
------------------------------------------------------------------------------- --------------- ---------------

------------------------------------------------------------------------------- --------------- ---------------
Scudder Flag Investors Equity Partners Fund, Inc. (Flag Investors Equity
Partners Fund, Inc.)
------------------------------------------------------------------------------- --------------- ---------------
Equity Partners Fund                                                            A               81114K 108
------------------------------------------------------------------------------- --------------- ---------------
Equity Partners Fund                                                            B               81114K 207
------------------------------------------------------------------------------- --------------- ---------------
Equity Partners Fund                                                            C               81114K 306
------------------------------------------------------------------------------- --------------- ---------------
Equity Partners Fund                                                            Institutional   81114K 405
------------------------------------------------------------------------------- --------------- ---------------

------------------------------------------------------------------------------- --------------- ---------------
Scudder Flag Investors Value Builder Fund, Inc. (Flag Investors Value Builder
Fund, Inc.)
------------------------------------------------------------------------------- --------------- ---------------
Value Builder Fund                                                              A               81114E 102
------------------------------------------------------------------------------- --------------- ---------------
Value Builder Fund                                                              B               81114E 201
------------------------------------------------------------------------------- --------------- ---------------
Value Builder Fund                                                              C               81114E 300
------------------------------------------------------------------------------- --------------- ---------------
Value Builder Fund                                                              Institutional   81114E 409
------------------------------------------------------------------------------- --------------- ---------------

------------------------------------------------------------------------------- --------------- ---------------
Scudder Investors Funds, Inc. (Deutsche Investors Funds, Inc.)
------------------------------------------------------------------------------- --------------- ---------------
Top 50 US Fund                                                                  A               81116R 101
------------------------------------------------------------------------------- --------------- ---------------
Top 50 US Fund                                                                  B               81116R 200
------------------------------------------------------------------------------- --------------- ---------------
Top 50 US Fund                                                                  C               81116R 309
------------------------------------------------------------------------------- --------------- ---------------
Japanese Equity Fund                                                            A               81116R 408
------------------------------------------------------------------------------- --------------- ---------------
Japanese Equity Fund                                                            B               81116R 507
------------------------------------------------------------------------------- --------------- ---------------
Japanese Equity Fund                                                            C               81116R 606
------------------------------------------------------------------------------- --------------- ---------------
Global Biotechnology Fund                                                       A               81116R 705
------------------------------------------------------------------------------- --------------- ---------------
Global Biotechnology Fund                                                       B               81116R 804
------------------------------------------------------------------------------- --------------- ---------------
Global Biotechnology Fund                                                       C               81116R 887
------------------------------------------------------------------------------- --------------- ---------------




May 16, 2003




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